The Company's current best estimate of the fair value of the assets and liabilities is presented below and reflected in the Company's condensed consolidated interim financial information: (Details) - BRL (R$)
R$ in Thousands
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfCompanysOperationsLineItems [Line Items]
Cash and cash equivalents	R$ 6,889,844	R$ 7,576,625
Inventories	9,258,921	6,802,759
Property, plant and equipment, net	12,822,742	12,215,580	R$ 12,276,889
Total	53,048,848	49,664,906
Trade accounts payable	11,077,197	8,996,206
Taxes payable	372,343	395,630
Employee benefits	125,312	125,230
Other current liabilities	1,183,243	814,638
Total	25,138,709	25,411,044
Goodwill	4,031,431	2,935,577
Assets
Trade and other receivables	3,586,751	4,136,421
Recoverable taxes	883,740	899,120
Intangible assets	6,245,045	5,220,102	R$ 4,908,079
Liabilities
Social and Labor Obligations	1,003,089	940,816
Loans and borrowings	2,861,250	R$ 1,059,984
Foody a 1 shakrqiya food production factory [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Cash and cash equivalents	408
Inventories	832
Property, plant and equipment, net	30,128
Total	31,600
Trade accounts payable	1,420
Taxes payable	550
Employee benefits	286
Other current liabilities	100
Total	2,356
Net assets acquired	29,244
Fair value of consideration transferred	41,620
Goodwill	12,376
Gewinner participacoes ltda [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Cash and cash equivalents	17,743
Inventories	34,355
Property, plant and equipment, net	23,829
Total	163,059
Trade accounts payable	66,760
Taxes payable	14,879
Total	164,865
Net assets acquired	(1,806)
Fair value of consideration transferred	726,186
Assets
Trade and other receivables	40,838
Recoverable taxes	15,771
Intangible assets	647
Other assets	773
Liabilities
Social and Labor Obligations	6,681
Loans and borrowings	65,825
Other liabilities	10,720
Preliminary goodwill	727,992
Hercosul international sa [Member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Cash and cash equivalents	4,402
Inventories	9,623
Property, plant and equipment, net	59,135
Total	88,911
Trade accounts payable	8,320
Taxes payable	200
Total	58,753
Net assets acquired	30,158
Fair value of consideration transferred	68,349
Assets
Trade and other receivables	8,475
Recoverable taxes	4,078
Intangible assets	393
Other assets	2,805
Liabilities
Social and Labor Obligations	200
Loans and borrowings	29,555
Other liabilities	20,478
Preliminary goodwill	R$ 38,191